S-K 1603(a)(9) Restrictions on Selling Securities	Jun. 12, 2026
SPAC Officers and Directors [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the completion of our initial business combination, and (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	directors and officers
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers that are deemed a Permitted Transfer (as defined below)
SPAC Officers and Directors [Member] | Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	directors and officers
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers that are deemed a Permitted Transfer
SPAC Officers and Directors [Member] | Class A Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days following the effective date of the underwriting agreement for this offering
SPAC Sponsor, Persons and Entities Subject to Restrictions	directors and officers
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers that are deemed a Permitted Transfer
Ares Acquisition Holdings III LP [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the completion of our initial business combination, and (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers that are deemed a Permitted Transfer (as defined below)
Ares Acquisition Holdings III LP [Member] | Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers that are deemed a Permitted Transfer
Ares Acquisition Holdings III LP [Member] | Class A Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days following the effective date of the underwriting agreement for this offering
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers that are deemed a Permitted Transfer